Fair Value of Assets and Liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Fair Value of Assets and Liabilities [Abstract]
Schedule of Fair Value Hierarchy for Assets and Liabilities

The fair value hierarchy for assets and liabilities measured at fair value on a recurring basis subsequent to initial recognition is as follows:

December 31, 2024	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,841,284	—	—	3,841,284
Restricted cash	260,273	—	—	260,273
Trading securities	77,426	—	—	77,426
Loans at fair value	—	—	421,922	421,922
Other financial investments	291,190	27,000	35,000	353,190
Total Assets	4,470,173	27,000	456,922	4,954,095
Liabilities
Payable to investors of the consolidated ABFE (i)	—	—	368,022	368,022
Total Liabilities	—	—	368,022	368,022
December 31, 2025	Level 1 Inputs	Level 2 Inputs	Level 3 Inputs	Balance at Fair Value
	RMB	RMB	RMB	RMB
Assets
Cash and cash equivalents	3,348,126	—	—	3,348,126
Restricted cash	522,708	—	—	522,708
Trading securities	4,474	—	—	4,474
Loans at fair value	—	—	342,895	342,895
Other financial investments	404,766	27,000	28,000	459,766
Digital assets	391,267	—	—	391,267
Total Assets	4,671,341	27,000	370,895	5,069,236
Liabilities
Payable to investors of the consolidated ABFE (i)	—	—	394,792	394,792
Total Liabilities	—	—	394,792	394,792

(i)	The Group measures payables to investors of consolidated ABFE established prior to 2025 at fair value. For ABFE established after 2025, the related payables to investors are measured at cost.

Schedule of Significant Unobservable Inputs

Significant Unobservable Inputs

		December 31, 2024	December 31, 2025
		Range of Inputs	Range of Inputs
Financial Instrument	Unobservable Input	Weighted- Average	Weighted- Average
Loans at fair value	Discount rates	20.0%-24.0%	24.0%
	Net cumulative expected loss rates (i)	1.1%-9.4%	1.1%-13.2%
	Cumulative prepayment rates (i)%	8.2%-18.1%	4.9%-18.3%
Payable to investors of the consolidated ABFE	Discount rates	6.5%-7.0%	6.5%
(i)	Expressed as a percentage of the loan volume.

Schedule of Additional Information About Level 3 Loans and Payable to investors of the consolidated ABFE	The additional information about Level 3 loans and payable to investors measured at fair value on a recurring basis for the years ended December 31, 2024 and 2025 is as follows:
	Year ended December 31, 2024	Year ended December 31, 2025
Loans At Fair Value	RMB	RMB
Balance at beginning of year	677,835	421,922
Origination of loans	1,246,178	1,130,701
Collection of principals	(1,526,676)	(1,193,926)
Change in fair value	24,585	(15,802)
Balance at end of year	421,922	342,895

	Year ended December 31, 2024	Year ended December 31, 2025
Payable to investors of the consolidated ABFE	RMB	RMB
Balance at beginning of year	445,762	368,022
Contribution from investors of the consolidated ABFE	212,500	384,750
Interest and penalties received	114,026	104,227
Deductible expenses associated with the consolidated ABFE operation	(5,579)	(20,914)
Principal and interest payments to investors of the consolidated ABFE	(322,881)	(385,917)
Changes in fair value	(77,323)	(55,376)
Amount due to related parties (i)	1,517	—
Balance at end of year	368,022	394,792
(i)	Among the investors of the ABFE, nil and nil are recorded as amount due to related parties as of December 31, 2024 and 2025, respectively.